Lease liabilities	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Lease liabilities [abstract]
Lease liabilities
11.	Lease liabilities
The Company has the following lease liabilities as of July 31, 2021.

Maturity analysis Undiscounted	Year 1 $	Year 2 $	Year 3 $	Year 4 $	Year 5 $	Thereafter $	Total $
Premises	2,113,752	2,827,686	2,712,935	2,393,353	2,271,673	10,176,525	22,495,924
Equipment	41,386	26,574	25,058	25,058	6,818	—	124,894

Total	2,155,138	2,854,260	2,737,993	2,418,411	2,278,491	10,176,525	22,620,818

Lease liabilities Discounted	Current $	Non-Current $	Total $
Premises	1,158,790	14,972,348	16,131,138
Equipment	31,296	72,060	103,356

Total	1,190,086	15,044,408	16,234,494

The Company’s lease obligations include leases for plant operations, storage facilities, and office space for employees. In the nine months ended July 31, 2021, the company has added
4 new premises leases, 1 new equipment lease and modified 3 leases.

12.	Lease liabilities

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	769,865	650,087	549,908	565,742	462,851	1,410,237	4,408,690
Equipment	36,081	30,856	18,526	18,526	16,982	—	120,972

Total	805,946	680,943	568,434	584,268	479,833	1,410,237	4,529,662

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	565,296	2,949,707	3,515,003
Equipment	26,059	72,108	98,167

Total	591,355	3,021,815	3,613,170